ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ADVERTISING & MARKETING - 0.8%
2,507	Interpublic Group of Companies, Inc. (The)	$ 74,684
808	Omnicom Group, Inc.	58,782
		133,466
	AEROSPACE & DEFENSE - 2.0%
53	Boeing Company(a)	7,553
52	General Dynamics Corporation	12,990
1,427	Howmet Aerospace, Inc.	50,730
354	Huntington Ingalls Industries, Inc.	91,003
74	L3Harris Technologies, Inc.	18,239
16	Lockheed Martin Corporation	7,787
21	Northrop Grumman Corporation	11,529
64	Raytheon Technologies Corporation	6,068
115	Teledyne Technologies, Inc.(a)	45,768
898	Textron, Inc.	61,459
37	TransDigm Group, Inc.	21,303
		334,429
	APPAREL & TEXTILE PRODUCTS - 1.9%
51	NIKE, Inc., Class B	4,727
2,091	Ralph Lauren Corporation	193,815
2,421	Tapestry, Inc.	76,697
1,127	VF Corporation	31,838
		307,077
	ASSET MANAGEMENT - 1.5%
93	Ameriprise Financial, Inc.	28,748
11	BlackRock, Inc.	7,105
81	Charles Schwab Corporation (The)	6,453
2,176	Franklin Resources, Inc.	51,027
6,051	Invesco Ltd.	92,702
314	Raymond James Financial, Inc.	37,096
230	T Rowe Price Group, Inc.	24,417
		247,548
	AUTOMOTIVE - 0.8%
322	Aptiv plc(a)	29,325
2,239	BorgWarner, Inc.	84,030

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	AUTOMOTIVE - 0.8% (Continued)
801	Ford Motor Company	$ 10,709
337	General Motors Company	13,227
6	Tesla, Inc.(a)	1,365
		138,656
	BANKING - 3.2%
75	Bank of America Corporation	2,703
157	Citigroup, Inc.	7,200
1,120	Citizens Financial Group, Inc.	45,808
846	Comerica, Inc.	59,643
934	Fifth Third Bancorp	33,334
179	First Republic Bank	21,498
2,841	Huntington Bancshares, Inc.	43,126
19	JPMorgan Chase & Company	2,392
2,530	KeyCorporation	45,211
127	M&T Bank Corporation	21,383
72	PNC Financial Services Group, Inc. (The)	11,652
1,718	Regions Financial Corporation	37,710
394	Signature Bank	62,461
79	SVB Financial Group(a)	18,246
254	Truist Financial Corporation	11,377
236	US Bancorp	10,018
100	Wells Fargo & Company	4,599
1,595	Zions Bancorp NA	82,844
		521,205
	BEVERAGES - 0.9%
457	Brown-Forman Corporation, Class B	31,076
45	Coca-Cola Company (The)	2,693
76	Constellation Brands, Inc., Class A	18,778
359	Keurig Dr Pepper, Inc.	13,944
1,286	Molson Coors Beverage Company, Class B	64,854
177	Monster Beverage Corporation(a)	16,588
18	PepsiCo, Inc.	3,268
		151,201

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECH & PHARMA - 2.0%
22	AbbVie, Inc.	$ 3,221
23	Amgen, Inc.	6,218
130	Biogen, Inc.(a)	36,847
73	Bristol-Myers Squibb Company	5,655
8	Eli Lilly and Company	2,897
142	Gilead Sciences, Inc.	11,141
663	Incyte Corporation(a)	49,287
10	Johnson & Johnson	1,740
39	Merck & Company, Inc.	3,947
97	Moderna, Inc.(a)	14,582
3,518	Organon & Company	92,101
62	Pfizer, Inc.	2,886
20	Regeneron Pharmaceuticals, Inc.(a)	14,975
36	Vertex Pharmaceuticals, Inc.(a)	11,232
6,712	Viatris, Inc.	67,993
63	Zoetis, Inc.	9,499
		334,221
	CABLE & SATELLITE - 0.9%
27	Charter Communications, Inc., Class A(a)	9,926
129	Comcast Corporation, Class A	4,094
8,607	DISH Network Corporation, Class A(a)	128,331
		142,351
	CHEMICALS - 3.0%
53	Air Products and Chemicals, Inc.	13,271
92	Albemarle Corporation	25,748
260	Avery Dennison Corporation	44,083
587	Celanese Corporation	56,422
319	CF Industries Holdings, Inc.	33,897
270	Corteva, Inc.	17,642
416	Dow, Inc.	19,444
484	DuPont de Nemours, Inc.	27,685
739	Eastman Chemical Company	56,763
98	Ecolab, Inc.	15,393
509	FMC Corporation	60,519

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	CHEMICALS - 3.0% (Continued)
245	International Flavors & Fragrances, Inc.	$ 23,914
19	Linde plc	5,650
341	LyondellBasell Industries N.V., Class A	26,069
697	Mosaic Company (The)	37,464
202	PPG Industries, Inc.	23,064
52	Sherwin-Williams Company (The)	11,702
		498,730
	COMMERCIAL SUPPORT SERVICES - 1.1%
44	Cintas Corporation	18,812
113	Republic Services, Inc.	14,986
1,147	Robert Half International, Inc.	87,700
1,297	Rollins, Inc.	54,578
62	Waste Management, Inc.	9,819
		185,895
	CONSTRUCTION MATERIALS - 0.4%
100	Martin Marietta Materials, Inc.	33,598
201	Vulcan Materials Company	32,904
		66,502
	CONTAINERS & PACKAGING - 1.9%
3,348	Amcor PLC	38,770
742	Ball Corporation	36,647
1,198	International Paper Company	40,265
419	Packaging Corp of America	50,368
1,791	Sealed Air Corporation	85,287
1,819	Westrock Company	61,955
		313,292
	DATA CENTER REIT - 0.2%
182	Digital Realty Trust, Inc.	18,246
20	Equinix, Inc.	11,329
		29,575
	DIVERSIFIED INDUSTRIALS - 1.3%
89	3M Company	11,195
309	Dover Corporation	40,383
97	Eaton Corp plc	14,557

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.3% (Continued)
184	Emerson Electric Company	$ 15,934
126	General Electric Company	9,804
31	Honeywell International, Inc.	6,325
61	Illinois Tool Works, Inc.	13,025
2,292	Pentair PLC	98,442
		209,665
	E-COMMERCE DISCRETIONARY - 0.5%
680	eBay, Inc.	27,091
514	Etsy, Inc.(a)	48,270
		75,361
	ELECTRIC UTILITIES - 4.6%
1,591	AES Corporation (The)	41,621
766	Alliant Energy Corporation	39,962
326	Ameren Corporation	26,576
138	American Electric Power Company, Inc.	12,133
1,143	CenterPoint Energy, Inc.	32,701
556	CMS Energy Corporation	31,720
211	Consolidated Edison, Inc.	18,560
338	Constellation Energy Corporation	31,955
130	Dominion Energy, Inc.	9,096
218	DTE Energy Company	24,440
82	Duke Energy Corporation	7,641
413	Edison International	24,797
265	Entergy Corporation	28,392
677	Evergy, Inc.	41,385
262	Eversource Energy	19,985
377	Exelon Corp.	14,548
799	FirstEnergy Corporation	30,130
51	NextEra Energy, Inc.	3,953
1,797	NRG Energy, Inc.	79,786
3,436	PG&E Corporation(a)	51,299
1,146	Pinnacle West Capital Corporation	77,022
1,179	PPL Corporation	31,232
356	Public Service Enterprise Group, Inc.	19,961

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ELECTRIC UTILITIES - 4.6% (Continued)
83	Sempra Energy	$ 12,528
113	Southern Company (The)	7,399
217	WEC Energy Group, Inc.	19,819
240	Xcel Energy, Inc.	15,626
		754,267
	ELECTRICAL EQUIPMENT - 3.2%
1,787	A O Smith Corporation	97,892
919	Allegion plc	96,284
228	AMETEK, Inc.	29,562
232	Amphenol Corporation, Class A	17,593
551	Carrier Global Corporation	21,908
522	Fortive Corporation	33,356
228	Generac Holdings, Inc.(a)	26,427
350	Johnson Controls International plc	20,244
152	Keysight Technologies, Inc.(a)	26,471
336	Otis Worldwide Corporation	23,735
111	Rockwell Automation, Inc.	28,338
43	Roper Technologies, Inc.	17,825
148	TE Connectivity Ltd.	18,090
130	Trane Technologies PLC	20,752
762	Trimble, Inc.(a)	45,842
		524,319
	ENGINEERING & CONSTRUCTION - 0.5%
406	Jacobs Solutions, Inc.	46,780
257	Quanta Services, Inc.	36,504
		83,284
	ENTERTAINMENT CONTENT - 1.7%
155	Activision Blizzard, Inc.	11,284
166	Electronic Arts, Inc.	20,909
2,083	Fox Corporation, Class A	60,136
3,069	Fox Corporation - Class B, CLASS B	83,478
2,235	Paramount Global, Class B	40,945
310	Take-Two Interactive Software, Inc.(a)	36,729
32	Walt Disney Company (The)(a)	3,409

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ENTERTAINMENT CONTENT - 1.7% (Continued)
1,755	Warner Bros Discovery, Inc.(a)	$ 22,815
		279,705
	FOOD - 2.5%
1,002	Campbell Soup Company	53,016
1,293	Conagra Brands, Inc.	47,453
207	General Mills, Inc.	16,887
99	Hershey Company (The)	23,638
619	Hormel Foods Corporation	28,753
348	J M Smucker Company (The)	52,430
404	Kellogg Company	31,035
426	Kraft Heinz Company (The)	16,388
826	Lamb Weston Holdings, Inc.	71,218
421	McCormick & Company, Inc.	33,107
144	Mondelez International, Inc., Class A	8,853
451	Tyson Foods, Inc., Class A	30,826
		413,604
	GAMING REITS - 0.1%
707	VICI Properties, Inc.	22,638

	GAS & WATER UTILITIES - 0.7%
182	American Water Works Company, Inc.	26,452
396	Atmos Energy Corporation	42,194
2,050	NiSource, Inc.	52,664
		121,310
	HEALTH CARE FACILITIES & SERVICES - 4.2%
161	AmerisourceBergen Corporation	25,312
13	Anthem, Inc.	7,108
529	Cardinal Health, Inc.	40,151
529	Catalent, Inc.(a)	34,771
157	Centene Corporation(a)	13,365
356	Charles River Laboratories International, Inc.(a)	75,561
29	Cigna Corporation	9,369
58	CVS Health Corporation	5,493
1,033	DaVita, Inc.(a)	75,419

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares
	COMMON STOCKS — 99.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.2% (Continued)
63	HCA Healthcare, Inc.	$ 13,701
1,052	Henry Schein, Inc.(a)	72,020
24	Humana, Inc.	13,394
91	IQVIA Holdings, Inc.(a)	19,080
158	Laboratory Corp of America Holdings	35,054
38	McKesson Corporation	14,796
109	Molina Healthcare, Inc.(a)	39,116
398	Quest Diagnostics, Inc.	57,173
4	UnitedHealth Group, Inc.	2,221
1,176	Universal Health Services, Inc., Class B	136,262
		689,366
	HEALTH CARE REIT - 0.6%
2,014	Healthpeak Properties, Inc.	47,792
811	Ventas, Inc.	31,734
273	Welltower, Inc.	16,664
		96,190
	HOME & OFFICE PRODUCTS - 1.0%
5,725	Newell Brands, Inc.	79,062
565	Whirlpool Corporation	78,106
		157,168
	HOME CONSTRUCTION - 2.7%
411	DR Horton, Inc.	31,598
1,533	Fortune Brands Home & Security, Inc.	92,470
470	Lennar Corporation, Class A	37,929
1,296	Masco Corporation	59,966
966	Mohawk Industries, Inc.(a)	91,528
13	NVR, Inc.(a)	55,091
1,919	PulteGroup, Inc.	76,741
		445,323
	HOTEL REITS - 0.4%
3,413	Host Hotels & Resorts, Inc.	64,437

	HOUSEHOLD PRODUCTS - 0.7%
422	Church & Dwight Company, Inc.	31,283

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HOUSEHOLD PRODUCTS - 0.7% (Continued)
289	Clorox Company (The)	$ 42,206
143	Colgate-Palmolive Company	10,559
51	Estee Lauder Companies, Inc. (The), Class A	10,225
135	Kimberly-Clark Corporation	16,802
17	Procter & Gamble Company (The)	2,289
		113,364
	INDUSTRIAL REIT - 0.2%
335	Prologis, Inc.	37,101

	INDUSTRIAL SUPPORT SERVICES - 0.5%
497	Fastenal Company	24,020
124	United Rentals, Inc.(a)	39,148
46	WW Grainger, Inc.	26,880
		90,048
	INFRASTRUCTURE REIT - 0.2%
25	American Tower Corporation	5,180
60	Crown Castle, Inc.	7,996
67	SBA Communications Corp., A	18,083
		31,259
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
532	Bank of New York Mellon Corporation (The)	22,403
477	Cboe Global Markets, Inc.	59,386
53	CME Group, Inc.	9,185
19	Goldman Sachs Group, Inc. (The)	6,546
127	Intercontinental Exchange, Inc.	12,137
57	Morgan Stanley	4,684
415	Nasdaq, Inc.	25,830
400	Northern Trust Corporation	33,739
432	State Street Corporation	31,968
		205,878
	INSURANCE - 5.2%
326	Aflac, Inc.	21,226
182	Allstate Corporation (The)	22,978
348	American International Group, Inc.	19,836

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSURANCE - 5.2% (Continued)
44	Aon plc, CLASS A	$ 12,386
106	Arthur J Gallagher & Company	19,830
541	Assurant, Inc.	73,500
3	Berkshire Hathaway, Inc., Class B(a)	885
651	Brown & Brown, Inc.	38,272
47	Chubb Ltd.	10,100
487	Cincinnati Financial Corporation	50,317
246	Everest Re Group Ltd.	79,374
796	Globe Life, Inc.	91,954
533	Hartford Financial Services Group, Inc. (The)	38,595
2,001	Lincoln National Corporation	107,795
982	Loews Corporation	55,994
57	Marsh & McLennan Companies, Inc.	9,205
215	MetLife, Inc.	15,740
526	Principal Financial Group, Inc.	46,356
83	Progressive Corporation (The)	10,657
217	Prudential Financial, Inc.	22,826
116	Travelers Companies, Inc. (The)	21,397
653	W R Berkley Corporation	48,570
158	Willis Towers Watson plc	34,477
		852,270
	INTERNET MEDIA & SERVICES - 0.9%
5	Booking Holdings, Inc.(a)	9,347
459	Expedia Group, Inc.(a)	42,903
844	Match Group, Inc.(a)	36,461
12	Meta Platforms, Inc., Class A(a)	1,118
32	Netflix, Inc.(a)	9,340
206	VeriSign, Inc.(a)	41,295
		140,464
	LEISURE FACILITIES & SERVICES - 5.1%
1,867	Caesars Entertainment, Inc.(a)	81,644
7,548	Carnival Corporation(a)	68,385
10	Chipotle Mexican Grill, Inc.(a)	14,983
374	Darden Restaurants, Inc.	53,534

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	LEISURE FACILITIES & SERVICES - 5.1% (Continued)
151	Domino's Pizza, Inc.	$ 50,168
163	Hilton Worldwide Holdings, Inc.	22,047
725	Las Vegas Sands Corporation(a)	27,557
401	Live Nation Entertainment, Inc.(a)	31,924
94	Marriott International, Inc., Class A	15,050
15	McDonald's Corporation	4,090
1,712	MGM Resorts International	60,896
10,128	Norwegian Cruise Line Holdings Ltd.(a)	171,063
1,695	Royal Caribbean Cruises Ltd.(a)	90,479
92	Starbucks Corporation	7,966
1,825	Wynn Resorts Ltd.(a)	116,618
201	Yum! Brands, Inc.	23,768
		840,172
	LEISURE PRODUCTS - 0.3%
850	Hasbro, Inc.	55,463

	MACHINERY - 2.2%
42	Caterpillar, Inc.	9,091
18	Deere & Company	7,125
241	IDEX Corporation	53,577
791	Ingersoll Rand, Inc.	39,946
252	Nordson Corporation	56,700
81	Parker-Hannifin Corporation	23,540
300	Snap-on, Inc.	66,614
668	Stanley Black & Decker, Inc.	52,431
485	Xylem, Inc.	49,679
		358,703
	MEDICAL EQUIPMENT & DEVICES - 5.3%
40	Abbott Laboratories	3,958
234	ABIOMED, Inc.(a)	58,987
148	Agilent Technologies, Inc.	20,476
156	Align Technology, Inc.(a)	30,311
457	Baxter International, Inc.	24,838
40	Becton Dickinson and Company	9,439

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.3% (Continued)
129	Bio-Rad Laboratories, Inc., Class A(a)	$ 45,371
170	Bio-Techne Corporation	50,364
310	Boston Scientific Corporation(a)	13,364
169	Cooper Companies, Inc. (The)	46,203
14	Danaher Corporation	3,523
3,336	DENTSPLY SIRONA, Inc.	102,816
275	DexCom, Inc.(a)	33,215
149	Edwards Lifesciences Corporation(a)	10,792
639	Hologic, Inc.(a)	43,324
74	IDEXX Laboratories, Inc.(a)	26,616
120	Illumina, Inc.(a)	27,458
49	Intuitive Surgical, Inc.(a)	12,077
72	Medtronic plc	6,288
23	Mettler-Toledo International, Inc.(a)	29,093
318	PerkinElmer, Inc.	42,478
106	ResMed, Inc.	23,711
183	STERIS plc	31,582
46	Stryker Corporation	10,545
312	Teleflex, Inc.	66,943
6	Thermo Fisher Scientific, Inc.	3,084
136	Waters Corporation(a)	40,687
116	West Pharmaceutical Services, Inc.	26,692
311	Zimmer Biomet Holdings, Inc.	35,252
		879,487
	METALS & MINING - 0.3%
635	Freeport-McMoRan, Inc.	20,123
527	Newmont Corporation	22,303
		42,426
	MULTI ASSET CLASS REIT - 0.8%
5,551	Vornado Realty Trust	130,947

	OFFICE REIT - 0.5%
197	Alexandria Real Estate Equities, Inc.	28,624

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	OFFICE REIT - 0.5% (Continued)
715	Boston Properties, Inc.	$ 51,981
		80,605
	OIL & GAS PRODUCERS - 3.0%
1,479	APA Corporation	67,235
14	Chevron Corporation	2,533
47	ConocoPhillips	5,926
1,008	Coterra Energy, Inc.	31,379
222	Devon Energy Corporation	17,172
223	Diamondback Energy, Inc.	35,036
84	EOG Resources, Inc.	11,468
1,030	EQT Corporation	43,095
19	Exxon Mobil Corporation	2,105
159	Hess Corporation	22,432
972	Kinder Morgan, Inc.	17,613
1,623	Marathon Oil Corporation	49,420
148	Marathon Petroleum Corporation	16,816
165	Occidental Petroleum Corporation	11,979
444	ONEOK, Inc.	26,338
193	Phillips 66	20,128
52	Pioneer Natural Resources Company	13,333
1,117	Targa Resources Corporation - Series MLP	76,370
142	Valero Energy Corporation	17,828
530	Williams Companies, Inc. (The)	17,347
		505,553
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
1,124	Baker Hughes Company	31,090
890	Halliburton Company	32,413
355	Schlumberger N.V.	18,471
		81,974
	PUBLISHING & BROADCASTING - 2.0%
6,553	News Corporation, Class A	110,549
12,402	News Corporation, Class B	212,445
		322,994

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	REAL ESTATE SERVICES - 0.2%
374	CBRE Group, Inc., Class A(a)	$ 26,532

	RENEWABLE ENERGY - 0.4%
69	Enphase Energy, Inc.(a)	21,183
183	SolarEdge Technologies, Inc.(a)	42,095
		63,278
	RESIDENTIAL REIT - 1.4%
127	AvalonBay Communities, Inc.	22,240
425	Camden Property Trust	49,109
355	Equity Residential	22,372
158	Essex Property Trust, Inc.	35,114
895	Invitation Homes, Inc.	28,363
233	Mid-America Apartment Communities, Inc.	36,686
1,089	UDR, Inc.	43,299
		237,183
	RETAIL - CONSUMER STAPLES - 0.6%
6	Costco Wholesale Corporation	3,009
55	Dollar General Corporation	14,028
174	Dollar Tree, Inc.(a)	27,578
433	Kroger Company (The)	20,477
58	Target Corporation	9,527
676	Walgreens Boots Alliance, Inc.	24,673
14	Walmart, Inc.	1,993
		101,285
	RETAIL - DISCRETIONARY - 2.6%
406	Advance Auto Parts, Inc.	77,107
8	AutoZone, Inc.(a)	20,263
2,151	Bath & Body Works, Inc.	71,800
638	Best Buy Company, Inc.	43,646
596	CarMax, Inc.(a)	37,554
208	Genuine Parts Company	36,995
8	Home Depot, Inc. (The)	2,369
30	Lowe's Companies, Inc.	5,849
23	O'Reilly Automotive, Inc.(a)	19,255

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RETAIL - DISCRETIONARY - 2.6% (Continued)
272	Ross Stores, Inc.	$ 26,028
154	TJX Companies, Inc. (The)	11,103
186	Tractor Supply Company	40,877
78	Ulta Beauty, Inc.(a)	32,711
		425,557
	RETAIL REIT - 1.5%
885	Federal Realty Investment Trust	87,597
2,607	Kimco Realty Corporation	55,738
257	Realty Income Corporation	16,003
1,161	Regency Centers Corporation	70,252
218	Simon Property Group, Inc.	23,758
		253,348
	SELF-STORAGE REIT - 0.2%
136	Extra Space Storage, Inc.	24,132
37	Public Storage	11,461
		35,593
	SEMICONDUCTORS - 2.0%
70	Advanced Micro Devices, Inc.(a)	4,204
63	Analog Devices, Inc.	8,985
100	Applied Materials, Inc.	8,829
7	Broadcom, Inc.	3,291
182	Intel Corporation	5,174
46	KLA Corporation	14,557
29	Lam Research Corporation	11,739
316	Microchip Technology, Inc.	19,510
208	Micron Technology, Inc.	11,253
86	Monolithic Power Systems, Inc.	29,193
16	NVIDIA Corporation	2,160
105	NXP Semiconductors N.V.	15,338
368	ON Semiconductor Corporation(a)	22,606
867	Qorvo, Inc.(a)	74,630
39	QUALCOMM, Inc.	4,589
468	Skyworks Solutions, Inc.	40,253
672	Teradyne, Inc.	54,667

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SEMICONDUCTORS - 2.0% (Continued)
31	Texas Instruments, Inc.	$ 4,980
		335,958
	SOFTWARE - 2.8%
11	Adobe, Inc.(a)	3,504
587	Akamai Technologies, Inc.(a)	51,850
139	ANSYS, Inc.(a)	30,741
85	Autodesk, Inc.(a)	18,216
94	Cadence Design Systems, Inc.(a)	14,231
1,407	Ceridian HCM Holding, Inc.(a)	93,128
390	Fortinet, Inc.(a)	22,292
15	Intuit, Inc.	6,413
3	Microsoft Corporation	696
2,439	NortonLifeLock, Inc.	54,951
52	Oracle Corporation	4,060
106	Paycom Software, Inc.(a)	36,676
467	PTC, Inc.(a)	55,026
31	Salesforce, Inc.(a)	5,040
19	ServiceNow, Inc.(a)	7,994
43	Synopsys, Inc.(a)	12,580
132	Tyler Technologies, Inc.(a)	42,680
		460,078
	SPECIALTY FINANCE - 0.6%
43	American Express Company	6,383
174	Capital One Financial Corporation	18,447
269	Discover Financial Services	28,100
1,476	Synchrony Financial	52,487
		105,417
	SPECIALTY REITS - 0.3%
920	Iron Mountain, Inc.	46,064

	STEEL - 0.1%
162	Nucor Corporation	21,284

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY HARDWARE - 3.1%
7	Apple, Inc.	$ 1,073
174	Arista Networks, Inc.(a)	21,030
88	Cisco Systems, Inc.	3,998
782	Corning, Inc.	25,157
501	F5, Inc.(a)	71,598
481	Garmin Ltd.	42,347
3,191	Hewlett Packard Enterprise Company	45,536
920	HP, Inc.	25,410
2,872	Juniper Networks, Inc.	87,882
73	Motorola Solutions, Inc.	18,229
651	NetApp, Inc.	45,095
807	Seagate Technology Holdings plc	40,076
1,338	Western Digital Corporation(a)	45,987
158	Zebra Technologies Corporation, Class A(a)	44,749
		518,167
	TECHNOLOGY SERVICES - 4.6%
14	Accenture plc, Class A	3,975
31	Automatic Data Processing, Inc.	7,493
224	Broadridge Financial Solutions, Inc.	33,613
189	CDW Corporation/DE	32,661
361	Cognizant Technology Solutions Corporation, Class A	22,472
365	CoStar Group, Inc.(a)	30,193
4,187	DXC Technology Company(a)	120,376
75	EPAM Systems, Inc.(a)	26,250
169	Equifax, Inc.	28,652
103	FactSet Research Systems, Inc.	43,825
148	Fidelity National Information Services, Inc.	12,283
110	Fiserv, Inc.(a)	11,301
222	FleetCor Technologies, Inc.(a)	41,319
110	Gartner, Inc.(a)	33,211
170	Global Payments, Inc.	19,424
49	International Business Machines Corporation	6,776
273	Jack Henry & Associates, Inc.	54,343
606	Leidos Holdings, Inc.	61,564

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 4.6% (Continued)
309	MarketAxess Holdings, Inc.	$ 75,408
7	Mastercard, Inc., Class A	2,297
49	Moody's Corporation	12,979
44	MSCI, Inc.	20,630
138	Paychex, Inc.	16,327
76	PayPal Holdings, Inc.(a)	6,352
18	S&P Global, Inc.	5,783
136	Verisk Analytics, Inc.	24,865
11	Visa, Inc., Class A	2,279
		756,651
	TELECOMMUNICATIONS - 0.4%
345	AT&T, Inc.	6,289
7,236	Lumen Technologies, Inc.	53,258
29	T-Mobile US, Inc.(a)	4,395
101	Verizon Communications, Inc.	3,774
		67,716
	TIMBER REIT - 0.2%
856	Weyerhaeuser Company	26,476

	TOBACCO & CANNABIS - 0.1%
199	Altria Group, Inc.	9,208
52	Philip Morris International, Inc.	4,776
		13,984
	TRANSPORTATION & LOGISTICS - 3.5%
3,014	Alaska Air Group, Inc.(a)	134,002
6,629	American Airlines Group, Inc.(a)	93,999
441	CH Robinson Worldwide, Inc.	43,095
348	CSX Corporation	10,113
1,184	Delta Air Lines, Inc.(a)	40,173
431	Expeditors International of Washington, Inc.	42,173
64	FedEx Corporation	10,258
246	JB Hunt Transport Services, Inc.	42,083
54	Norfolk Southern Corporation	12,316
88	Old Dominion Freight Line, Inc.	24,165

ARROW REVERSE CAP 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TRANSPORTATION & LOGISTICS - 3.5% (Continued)
908	Southwest Airlines Company(a)	$ 33,006
23	Union Pacific Corporation	4,534
1,784	United Airlines Holdings, Inc.(a)	76,855
26	United Parcel Service, Inc., Class B	4,362
		571,134
	TRANSPORTATION EQUIPMENT - 0.6%
114	Cummins, Inc.	27,874
280	PACCAR, Inc.	27,112
535	Westinghouse Air Brake Technologies Corporation	49,905
		104,891
	WHOLESALE - CONSUMER STAPLES - 0.2%
169	Archer-Daniels-Midland Company	16,390
219	Sysco Corporation	18,956
		35,346
	WHOLESALE - DISCRETIONARY - 0.8%
226	Copart, Inc.(a)	25,995
927	LKQ Corporation	51,577
159	Pool Corporation	48,373
		125,945

	TOTAL COMMON STOCKS (Cost $18,634,767)	16,441,380

	TOTAL INVESTMENTS - 99.7% (Cost $18,634,767)	$ 16,441,380
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	53,188
	NET ASSETS - 100.0%	$ 16,494,568

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	- Non-income producing security.